Consolidated and Combined Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Cash Flows from Operating Activities:
Net income	$ 105	$ 93	$ 394	$ 376	$ 239
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and intangible asset amortization	227	212	871	825	687
Amortization of deferred subscriber acquisition costs	30	27	111	102	98
Amortization of deferred subscriber acquisition revenue	(32)	(29)	(120)	(114)	(111)
Stock-based compensation expense	4	2	7	9	8
Deferred income taxes	59	61	22	(53)	(61)
Provision for losses on accounts receivable and inventory	13	14	53	46	44
Other non-cash items	2	0	12	3	4
Changes in operating assets and liabilities, net of the effects of acquisitions:
Accounts receivable, net	(17)	(15)	(33)	(45)	(38)
Inventories	(3)	(13)	(30)	(10)	(3)
Accounts payable	0	(2)	(9)	35	10
Accrued and other liabilities	42	(22)	19	(47)	6
Income taxes, net	1	(3)	184	266	185
Deferred subscriber acquisition costs	(42)	(15)	(147)	(131)	(110)
Deferred subscriber acquisition revenue	54	32	161	115	111
Other	(34)	(5)	(2)	62	1
Net cash provided by operating activities	409	337	1,493	1,439	1,070
Cash Flows from Investing Activities:
Dealer generated customer accounts and bulk account purchases	(125)	(164)	(648)	(581)	(532)
Subscriber system assets	(122)	(81)	(378)	(290)	(247)
Capital expenditures	(13)	(5)	(61)	(31)	(22)
Acquisition of businesses, net of cash acquired	(16)	0	0	0	(449)
Other			(9)	(7)	0
Net cash used in investing activities	(276)	(250)	(1,096)	(909)	(1,250)
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt			2,489	0	0
Proceeds from exercise of stock options	27	0
Repurchases of common stock under approved program	(8)	0
Repurchases of common stock for employee related program	(6)	0
Dividends paid	(29)	0
Proceeds received from Tyco for allocation of funds related to the Separation	32	0
Repayment of long-term debt	(1)	0	(1)	(1)	(1)
Debt issuance costs			(26)	0	0
Allocated debt activity	0	17	(1,482)	(5)	371
Change in due to (from) Tyco and affiliates			(63)	32	0
Change in parent company investment	0	(109)	(1,148)	(574)	(140)
Other	0	1
Net cash (used in) provided by financing activities	15	(91)	(231)	(548)	230
Effect of currency translation on cash	0	0	3	(1)	2
Net increase (decrease) in cash and cash equivalents	148	(4)	169	(19)	52
Cash and cash equivalents at beginning of period	234	65	65	84	32
Cash and cash equivalents at end of period	382	61	234	65	84
Supplementary Cash Flow Information:
Interest paid			83	84	98
Income taxes paid, net of refunds			$ 30	$ 16	$ 34